Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Series C Redeemable Convertible Preferred Stock	Series B Redeemable Convertible Preferred Stock	Series B Redeemable Convertible Preferred Stock Series B Purchase Option	Series A Redeemable Convertible Preferred Stock	Series 1 Redeemable Convertible Preferred Stock	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at Dec. 31, 2014	$ (10,628)							$ (8)	$ 3	$ (10,623)
Temporary equity, balance (in shares) at Dec. 31, 2014					4,998,895	682,026
Temporary equity, balance at Dec. 31, 2014					$ 13,171	$ 931
Balance (in shares) at Dec. 31, 2014							1,273,831	(26,666)
Issuance of redeemable convertible preferred stock			$ 33,262
Issuance of redeemable convertible preferred stock (in shares)			7,642,734
Allocation of Series B proceeds to Series B purchase option liability				$ (1,935)
Temporary equity accretion of redeemable, convertible preferred stock			$ 797		$ 630
Accretion of redeemable, convertible preferred stock	(1,426)								(626)	(800)
Exercise of common stock options	53								53
Exercise of common stock options (in shares)							164,722
Stock-based compensation	389								389
Stock financing costs			$ (139)
Issuance of common shares for license agreement	181								181
Issuance of common shares for license agreement (in shares)							48,666
Exercise of Series B purchase option liability				$ 6,707
Net loss during year	(20,263)									(20,263)
Balance at Dec. 31, 2015	(31,694)							$ (8)		(31,686)
Temporary equity, balance (in shares) at Dec. 31, 2015			7,642,734		4,998,895	682,026
Temporary equity, balance at Dec. 31, 2015			$ 38,692		$ 13,801	$ 931
Balance (in shares) at Dec. 31, 2015							1,487,219	(26,666)
Issuance of redeemable convertible preferred stock		$ 50,000
Issuance of redeemable convertible preferred stock (in shares)		5,609,398
Temporary equity accretion of redeemable, convertible preferred stock		$ 1,673	$ 1,663		$ 630	$ 439
Accretion of redeemable, convertible preferred stock	(4,405)								(1,397)	(3,008)
Exercise of common stock options	6								6
Exercise of common stock options (in shares)							17,728
Stock-based compensation	1,391								1,391
Stock financing costs		$ (249)
Net loss during year	(30,291)									(30,291)
Balance at Dec. 31, 2016	(64,993)							$ (8)		(64,985)
Temporary equity, balance (in shares) at Dec. 31, 2016		5,609,398	7,642,734		4,998,895	682,026
Temporary equity, balance at Dec. 31, 2016		$ 51,424	$ 40,355		$ 14,431	$ 1,370
Balance (in shares) at Dec. 31, 2016							1,504,947	(26,666)
Temporary equity accretion of redeemable, convertible preferred stock		3,732	620		235	171
Accretion of redeemable, convertible preferred stock	(4,757)								(745)	(4,012)
Initial public offering	108,503						$ 1		108,502
Initial public offering (in shares)							7,781,564,000
Automatic conversion of preferred stock	112,337	$ (55,156)	$ (40,975)		$ (14,666)	$ (1,541)	$ 2		112,335
Automatic conversion of preferred stock, in shares		(5,609,398)	(7,642,734)		(4,998,895)	(682,026)	18,933,053
Automatic conversion of preferred warrants	208								208
Exercise of common stock options	$ 214								214
Exercise of common stock options (in shares)	173,035						160,579
Exercise of common stock warrants	$ 1								1
Exercise of common stock warrants, in shares							40,368
Stock-based compensation	3,394								3,394
IPO financing costs	(1,398)								(1,398)
Issuance of common shares for license agreement (in shares)			3,791,272
Net loss during year	(60,121)									(60,121)
Balance at Dec. 31, 2017	$ 93,388						$ 3	$ (8)	$ 222,511	$ (129,118)
Temporary equity, balance (in shares) at Dec. 31, 2017		0	0		0	0
Balance (in shares) at Dec. 31, 2017							28,420,511	(26,666)